SUBSEQUENT EVENTS	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
SUBSEQUENT EVENTS

Note 18. Subsequent Events

On August 26, 2022, in accordance with the Transaction Agreement, the Company completed its previously announced de-SPAC merger transaction with Riverview. The Company issued 6,618,151 shares of Common Stock to shareholders of Riverview, receiving $66.3 million of the cash held in the trust account of Riverview. The 6,618,151 shares include 1,910,000 shares issued to PIPE investors who elected to satisfy their PIPE commitments through the purchase of Riverview Class A Shares on the public market, as permitted under the terms of their subscription agreements. As a part of the Transaction, Westrock converted from a Delaware limited liability company to a Delaware corporation and the Company changed its corporate name from “Westrock Coffee Holdings, LLC” to “Westrock Coffee Company.” Substantially concurrently with the closing of the Transaction, the Company has received $230.9 million in gross proceeds (which amount includes the contribution to the Company of the Subordinated Notes and the Convertible Note, defined below) from PIPE Financing and has entered into a credit agreement among the Company, WBS, as the borrower, Wells Fargo Bank, N.A. as administrative agent, as collateral agent, and as swingline leader, Wells Fargo Securities, LLC, as sustainability structuring agent, and each issuing bank and lender party thereto, that includes (a) the Revolving Credit Facility in an initial aggregate principal amount of $175.0 million, under which there were no outstanding borrowings as of August 29, 2022, and (b) the Term Loan Facility in an initial aggregate principal amount of $175.0 million. Proceeds from the Transaction and the Term Loan Facility were used, in part, to retire borrowings under the Company’s existing term loan agreement and asset-based lending facility. The Revolving Credit Facility and the Term Loan Facility will mature on August 29, 2027.

In connection with the Transaction, on July 14, 2022, and as discussed within Note 10, pursuant to the terms of the subscription agreement entered into between the Company and Wooster, in which Wooster agreed to subscribe for and purchase, and the Company agreed to issue and sell to Wooster, prior to and substantially concurrently with the closing of the Transaction, an aggregate of 2,150,000 shares of Common Stock at a purchase price of $10.00 per share, for aggregate gross proceeds of $21,500,000 to the Company, Wooster pre-funded $11.7 million of its commitment (the “Wooster Pre-fund”) and in exchange thereof was issued a subordinated convertible note by the Company (the “Convertible Note”). The Convertible Note had a principal amount of $11.7 million, a maturity of one year and an interest rate of 8% per annum which was payable quarterly on the last business day of each quarter. On August 26, 2022, in connection with the closing of the Transaction, the Convertible Note automatically converted, in accordance with its terms, into 1,170,000 shares of Common Stock.

Note 24. Subsequent Events

The Company has evaluated subsequent events through March 11, 2022, the date the financial statements were initially available to be issued.

On February 28, 2022 Falcon amended its working capital trade finance facility to extend the maturity of the facility to March 31, 2022 (see Note 13).

Events Subsequent to Original Issuance of Financial Statements (Unaudited)

On April 4, 2022, the Company entered into a definitive agreement with Riverview Acquisition Corp. (“Riverview”), a publicly traded special purpose acquisition company, in which the Company and Riverview will merge (the “Transaction”). As a part of the Transaction, Westrock will convert into a Delaware corporation (the “New Company”), and Riverview shareholders will have the right to receive shares of the New Company, which are expected to be listed on the Nasdaq. In connection with the Transaction, the Company has received $250 million in common stock PIPE commitments at $10 per share and has secured a financing commitment from Wells Fargo for a $300 million Senior Secured Pro Rata Credit Facility, including a $150 million term loan and a $150 million revolving loan commitment. The Transaction is subject to customary closing conditions, including approval by Riverview shareholders, and is expected to close during the third quarter of 2022.

On March 16, 2022 Falcon refinanced its working capital trade finance facility. The facility was transferred to different lenders with the same terms as the previous facility. The new facility is uncommitted, repayable on demand and secured by Falcon’s assets. The facility is renewable on an annual basis beginning in March 2023.

Pursuant to the terms of the subscription agreement entered into by the Company and Wooster, pursuant to which Wooster has agreed to subscribe for and purchase, and the Company has agreed to issue and sell to Wooster, an aggregate of 2,150,000 shares of common stock of the Company at a price of $10.00 per share, for aggregate gross proceeds of $21,500,000, on July 14, 2022, Wooster pre-funded $11.7 million of its commitment (the “Wooster Pre-fund”) and in exchange thereof was issued a subordinated convertible note by the Company (the “Convertible Note”). The Convertible Note has a principal amount of $11.7 million, will mature one year from the date of issuance (July 13, 2023), has an interest rate of 8% per annum which is payable quarterly on the last business day of each quarter, and will automatically convert at the closing of the Transaction into a number of shares of common stock of the New Company equal to the quotient of the principal amount of the Convertible Note then outstanding divided by $10.00. Any interest payment that is due and payable after December 31, 2022 on the Convertible Note is payable in kind and will be made by capitalizing such interest and increasing the principal amount of the Convertible Note by an amount equal to such interest. As of the date hereof, no interest or principal payment has been paid on the Convertible Note.

On July 13, 2022, the Company entered into Amendment No. 6 to the Term Loan Agreement (the “Sixth Term Loan Amendment”) in order to permit Wooster Pre-fund. The Sixth Term Loan Amendment included the following modifications: (i) permitting the incurrence of subordinated debt from Wooster in the form of the Convertible Note; (ii) extending the PIK interest period to December 31, 2022; (iii) amending the definitions of EBITDA, Fixed Charge Coverage Ratio and Total Debt (which excludes the Convertible Note); and (iv) amending the level of the Minimum Liquidity covenant that the Company is required to comply with. The definition of EBITDA was modified to increase the cap on add-backs for the quarter ended June 30, 2022 and the quarter ended September 30, 2022 from 15% of EBITDA to 20% of EBITDA. The Wooster Pre-fund, together with the Sixth Term Loan Amendment, allowed the Company to meet increased capital expenditure and working capital needs of the business and to remain in compliance with its financial covenants as of June 30, 2022.

As described in Note 2, the Company is dependent on its ability to generate cash flows from operations to finance its operations, service its debt requirements, maintain compliance with its covenants, and to fund capital requirements. If the Company is not able to generate sufficient cash flows from operations or is not able to maintain compliance with its financial covenants management will use its best efforts to raise additional capital or negotiate with its lenders to modify its covenants. As management’s ability to raise capital or amend its financial covenants cannot be assured, management has committed to either delay growth capital expenditures and/or reduce operating expenses, as necessary, or invoke the Capital Raise Agreement in order to have adequate liquidity and to remain in compliance with its debt covenants. The Capital Raise Agreement was entered into on November 22, 2021 in connection with the Fifth Term Loan Amendment (see Note 13) with affiliates of BBH, the Stephens Group, LLC, Wooster, Westrock Group, LLC, S-G Coffee, LLC (collectively, the “Capital Raise Investors”) and TCW Asset Management Company LLC, in its capacity as the agent for the term loan lenders party to the Fifth Term Loan Amendment. The Capital Raise Investors, together with their affiliates, are or were holders at the time of more than 5% of the Company’s outstanding voting securities. Pursuant to the terms of the Capital Raise Agreement, the Capital Raise Investors are required to make ‘required investments’ upon the occurrence of Trigger Events (as defined in the Capital Raise Agreement and including a bankruptcy default or a breach of the financial covenants without a cure). The Capital Raise Agreement is expected to terminate in connection with the closing of the Transaction and upon the extinguishment of the existing term loans of Westrock Coffee Company LLC, a wholly owned subsidiary of Westrock. If necessary, the Company will call on the remaining $20 million available under the Capital Raise Agreement, which will be required to be used to pay down debt, in order for the Company to maintain future compliance with the applicable covenants for at least the next twelve months from the date of reissuance of these financial statements.

On July 13, 2022, the Company entered into Amendment No. 4 to the ABL Credit Agreement, which included the following modifications: (i) permitting the incurrence of the 2022 Wooster Debt and (ii) amending the definitions of EBITDA, Fixed Charge Coverage Ratio and Total Debt (which excludes the 2022 Wooster Debt). The definition of EBITDA was modified to increase the cap on add-backs for the quarter ended June 30, 2022 and the quarter ended September 30, 2022 from 15% of EBITDA to 20% of EBITDA.

CIK 0001846136 Riverview Acquisition Corp
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any other subsequent events, other than noted below, that would have required adjustment or disclosure in the condensed financial statements.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.